Loss per share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Net loss	$ (230,026)	$ (246,290)	$ (116,484)
Weighted average number of shares in issue (in shares)	76,748,204	65,410,292	49,279,961